SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Director fees	$ 119,498	$ 132,651
Salaries	371,908	217,510
Share-based payments	150,360	194,200
Total	$ 641,766	$ 544,361